Stockholders' Equity - Assumptions used in Calculating Value of Warrants Granted (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years		7 years
Expected volatility, minimum	99.60%	72.00%
Expected volatility, maximum	101.10%	74.20%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	10 years		10 years
MAIA Stock Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum			2.80%	0.60%
Risk-free interest rate, maximum			4.10%	1.30%
Expected volatility, minimum			78.00%	81.00%
Expected volatility, maximum			92.00%	106.00%
MAIA Stock Warrants | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			4 years 7 months 6 days	5 years
MAIA Stock Warrants | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			5 years	7 years